Parent Company Only Condensed Financial Information (Tables)	6 Months Ended
Jun. 30, 2026
Parent Company Only Condensed Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	7,549	6,474	954
Amount due from subsidiaries	241,409	234,233	34,522
Other current assets	800	—	—
Total current assets	249,758	240,707	35,476

Non-current assets
Intangible assets	10,947	10,002	1,474
Investment in subsidiaries	(167,698)	(163,992)	(24,169)
Total non-current assets	(156,751)	(153,990)	(22,695)
Total assets	93,007	86,717	12,781

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable	—	—	—
Amount due to subsidiaries	9,142	8,801	1,297
Total liabilities	9,142	8,801	1,297

Shareholders’ equity:
Ordinary shares (US$0.00001428571428 par value; 3,500,000,000 and 3,500,000,000 shares authorized; 1,423,285,396 and 1,423,285,396 issued and outstanding as of December 31, 2025 and June 30, 2026, respectively)	126	126	18
Additional paid-in capital	312,339	319,058	47,023
Treasury stock	—	(50)	(6)
Statutory reserve	7,596	7,596	1,120
Accumulated deficit	(238,117)	(247,847)	(36,528)
Accumulated other comprehensive income	1,921	(967)	(143)
Total shareholders’ equity	83,865	77,916	11,484
Total liabilities, shareholders’ equity	93,007	86,717	12,781

Schedule of Condensed Statement of Comprehensive Income

Condensed statement of comprehensive income

	For the six months ended June 30,
	2025	2026
	RMB	RMB	US$
Cost of revenues	—	(187)	(28)
Gross loss	—	(187)	(28)
Sales and marketing expenses	—	—	—
General and administrative expenses	(25)	(8,186)	(1,206)
Research and development expenses	(667)	(419)	(62)
Total operating expenses	(692)	(8,605)	(1,268)
Operating loss	(692)	(8,792)	(1,296)
Exchange gain (loss)	(1,606)	1,245	183
Share of loss from subsidiaries and Consolidated VIEs	(18,996)	(2,183)	(319)
Loss before taxes	(21,294)	(9,730)	(1,432)
Income tax expense	—	—	—
Net loss	(21,294)	(9,730)	(1,432)

Comprehensive loss
Net loss	(21,294)	(9,730)	(1,432)
Other comprehensive loss
Foreign currency translation adjustment	(1,085)	(2,888)	(426)
Total comprehensive loss	(22,379)	(12,618)	(1,858)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the six months ended June 30,
	2025	2026
	RMB	RMB	US$
Net cash provided by (used in) operating activities	(2,784)	7,293	1,075
Net cash used in investing activities	(917)	—	—
Net cash provided by financing activities	3,027	50	7
Effect of exchange rate changes	—	(8,418)	(1,241)
Net decrease in cash and cash equivalents	(674)	(1,075)	(159)
Cash and cash equivalents at beginning of year	10,995	7,549	1,113
Cash and cash equivalents at end of year	10,321	6,474	954